Document and Entity Information	Nov. 20, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001462056
Document Type	8-K
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	Backblaze, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41026
Entity Tax Identification Number	20-8893125
Entity Address, Address Line One	201 Baldwin Ave.
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
City Area Code	(650)
Local Phone Number	352-3738
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BLZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false